VARIABLE INTEREST ENTITIES ("VIEs") - PAYMENT OBLIGATIONS (Details) - Golar Eskimo - Eskimo SPV Agreement - Variable Interest Entity, Primary Beneficiary $ in Thousands	Jun. 30, 2019 USD ($)
Variable Interest Entity [Line Items]
2019	$ 12,339
2020	23,076
2021	22,015
2022	21,242
2023	20,591
After 2023	$ 36,003